Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Products Acquisition from Pemex Industrial Transformation	During 2024, CFE acquired the following products from Pemex Industrial Transformation:

Product	2024
Heavy fuel oil	Ps.	20,002,587
Industrial diesel	14,091,302
Other	1,783,127
Fuel oil	419,173
Natural Gas	602,005
Freights	1,177
Total	Ps.	36,899,371

Summary of Retirement and Former Employee Benefits Granted	Retirement post-employment and long-term employee benefits are granted as follows:

	As of December 31,
	2024		2023	2022
Retirement	Ps.	7,423	6,493	4,917
Post-employment	325		329	166
Long-term	1,711		1,594	1,681
	Ps.	9,459	8,416	6,764